Comprehensive Income (Loss) Schedule of Tax Effects Allocated to Each Component of Other Comprehensive Income Loss (Details2) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Cash flow hedges:
Gains (losses) arising in period	$ 0	$ 0	$ 1.3			$ (8.0)
Reclassification of loss (gain) to net income (loss)	0	0	(9.6)	[1]		1.5
Unrealized holding gain (loss) on securities:
Unrealized holding gain (loss) arising in period	0	0	0.1			(0.2)
Pension and OPEB plans:
Prior service cost arising in period						(7.5)
Reclassification of prior service cost (credits) included in net income (loss)						(22.3)
Gains (losses) arising in period						(122.2)
Reclassification of losses (gains) included in net income (loss)						103.9
Income tax expense (benefit) related to items of other comprehensive income (loss)	$ 0	$ 0	$ 22.7		$ 0	$ (54.8)

[1]	Amounts are included in income tax expense (benefit) on the Consolidated Statements of Operations.